Restatement of Previously Filed Financial Statements (Details) - Schedule of represents the impacts of the adjustment	12 Months Ended
Sep. 30, 2021 USD ($)
As Reported [Member]
Restatement of Previously Filed Financial Statements (Details) - Schedule of represents the impacts of the adjustment [Line Items]
Cost of revenue – financial services	$ 293,011
Total costs of revenues	19,193,011
Gross loss – financial services	(206,047)
Total gross profit (loss)	93,953
Amortization of intangible assets	469,286
Total operating expenses	1,026,357
Adjustment [Member]
Restatement of Previously Filed Financial Statements (Details) - Schedule of represents the impacts of the adjustment [Line Items]
Cost of revenue – financial services	469,286
Total costs of revenues	469,286
Gross loss – financial services	(469,286)
Total gross profit (loss)	(469,286)
Amortization of intangible assets	(469,286)
Total operating expenses	(469,286)
As Restated [Member]
Restatement of Previously Filed Financial Statements (Details) - Schedule of represents the impacts of the adjustment [Line Items]
Cost of revenue – financial services	762,297
Total costs of revenues	19,662,297
Gross loss – financial services	(675,333)
Total gross profit (loss)	(375,333)
Amortization of intangible assets
Total operating expenses	$ 557,071